TAXES (Tables)	6 Months Ended
Sep. 30, 2024
TAXES
Schedule of Taxes Reconciles Rate
	For the six months ended September 30
	2024	2023
PRC statutory income tax rate	25.0%	25.0%
Effect of PRC preferential tax rate	(10.0)%	(10.0)%
Effect of other deductible expenses	(15.0)%	(15.0)%
Total	-%	-%